SCHEDULE OF BORROWINGS FROM RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at January 1,
Balance at December 31,	1,000
Shareholders [member]
IfrsStatementLineItems [Line Items]
Balance at January 1,		710
Payment of borrowings		(657)
Exchange rate differences		(53)
Balance at December 31,